COMMITMENTS AND CONTINGENCIES (FY) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Jun. 30, 2019
COMMITMENTS AND CONTINGENCIES [Line Items]
Percentage of Share in Property Owned	72.70%	72.70%
Restricted cash	$ 3,503,242	$ 944,582	$ 156,046
Lease Agreements
COMMITMENTS AND CONTINGENCIES [Line Items]
Obligation amount to pay for site and tenant improvements	3,789,091	1,899,485	401,392
Restricted cash	$ 3,486,927	$ 944,582	$ 99,228